Related Parties (Details Textual) $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 NZD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)
Disclosure Of Related Party [Line Items]
Prepayments	$ 1,779		$ 1,792			$ 2,659		$ 935
Revenue	96,284		131,388			151,000		138,838
Profit (loss) before tax	$ (15,114)		$ (37,533)			$ (15,200)		$ (14,379)
Cullen Group [Member]
Disclosure Of Related Party [Line Items]
Proportion Of Ownership Percentage			71.80%							71.80%
Bendon Group [Member]
Disclosure Of Related Party [Line Items]
Directors' remuneration expense		$ 3,438,307		$ 1,515,644			$ 2,056,676		$ 628,604
Other expenses, by nature		$ 1,012,871		$ 0			$ 3,546,255		$ 0
Settlement Period			next 12 months.	next 12 months.
Whitespace Atelier Limited [Member]
Disclosure Of Related Party [Line Items]
Purchases of goods, related party transactions				$ 13,281,727
Prepayments										$ 272,665	$ 0
Amounts payable, related party transactions										1,368,577
Naked Brand Inc. [Member]
Disclosure Of Related Party [Line Items]
Amounts payable, related party transactions										$ 608,480	0
FOH Online Corp [Member]
Disclosure Of Related Party [Line Items]
Percentage of voting equity interests acquired			100.00%							100.00%
Revenue				1,078,077	$ 0
Profit (loss) before tax				617,814	$ 0
Receivables due from related parties										$ 3,518,009	$ 0
Consignment agreement [Member] | Naked Brand Inc. [Member]
Disclosure Of Related Party [Line Items]
Related Party Transactions Expenses				430,420
Merger Agreement [Member] | Naked Brand Inc. [Member]
Disclosure Of Related Party [Line Items]
Related Party Transactions Expenses				$ 329,677